Mineral Stream Interests - Disclosure of Detailed Information About Termination of Investment Property Keno Hill PMPA (Detail) - USD ($) $ in Thousands		12 Months Ended
	Sep. 07, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Termination Of Mineral Stream Interests [Line Items]
Gain on disposal		$ 155,868	$ 0
Keno Hill Pmpa [Member]
Disclosure Of Detailed Information About Termination Of Mineral Stream Interests [Line Items]
Fair value of Hecla Mining Company shares received	$ 140,596
Less: carrying value after impairment reversal, plus closing costs	(36,201)
Gain on disposal	$ 104,395